Significant Transactions - Schedule of Statement of Equity (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Schedule of Statement of Equity [Line Items]
SPAC Merger equity issued, Number of shares (in Shares)		23,921,083
SPAC Merger equity issued, Amount		$ 298
Kyivstar Group professional fees		(30)
SPAC Merger equity issued, net of transaction costs	$ 268	$ 268
Public Investors [Member]
Schedule of Statement of Equity [Line Items]
SPAC Merger equity issued, Number of shares (in Shares)		17,152,985
SPAC Merger equity issued, Amount		$ 218
Non-Redeeming Shareholders [Member]
Schedule of Statement of Equity [Line Items]
SPAC Merger equity issued, Number of shares (in Shares)		757,745
SPAC Merger equity issued, Amount		$ 10
Sponsor and Cantor [Member]
Schedule of Statement of Equity [Line Items]
SPAC Merger equity issued, Number of shares (in Shares)		4,686,515
SPAC Merger equity issued, Amount		$ 60
Sponsor Vesting Shares, Tranche 1 [Member]
Schedule of Statement of Equity [Line Items]
SPAC Merger equity issued, Number of shares (in Shares)		661,919
SPAC Merger equity issued, Amount		$ 6
Sponsor Vesting Shares, Tranche 2 [Member]
Schedule of Statement of Equity [Line Items]
SPAC Merger equity issued, Number of shares (in Shares)		661,919
SPAC Merger equity issued, Amount		$ 5